May 11, 2015

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	JNL Strategic Income Fund LLC
File Nos. 333-183061 and 811-22730

Dear Commissioners:

Pursuant to Rule 497(j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated April 27, 2015, for the above-captioned registrant that would have been filed under paragraph (c) of Rule 497 of the Securities Act does not differ from that contained in the most recent post-effective amendment (Accession No.: 0001555553-15-000006); and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-4336.

Sincerely,

/s/Susan S. Rhee

Susan S. Rhee
Vice President, Chief Legal Officer & Secretary